Schedule of Investments PIMCO Corporate and Income Opportunity Fund	April 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 176.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 31.7%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$2,003	$2,061
Advanz Pharma Corp. 6.500% (LIBOR03M + 5.500%) due 09/06/2024 ~		16,316	16,309
Al Convoy (Luxembourg) SARL 4.500% (LIBOR03M + 3.500%) due 01/17/2027 ~		159	160
Alphabet Holding Co., Inc. 3.613% (LIBOR03M + 3.500%) due 09/26/2024 ~		97	97
APi Group DE, Inc. 2.613% (LIBOR03M + 2.500%) due 10/01/2026 ~		99	98
Apttus Corp. TBD% due 04/27/2028 «		8,400	8,400
Arches Buyer, Inc. 3.750% (LIBOR03M + 3.250%) due 12/06/2027 ~		3,187	3,176
Avantor, Inc. 3.000% (LIBOR03M + 2.000%) due 11/21/2024 ~		24	24
Axalta Coating Systems U.S. Holdings, Inc. 1.953% (LIBOR03M + 1.750%) due 06/01/2024 ~		322	320
Banijay Entertainment S.A.S 3.860% (LIBOR03M + 3.750%) due 03/01/2025 ~		32	32
Bausch Health Cos., Inc.
2.863% (LIBOR03M + 2.750%) due 11/27/2025 ~		113	112
3.113% (LIBOR03M + 3.000%) due 06/02/2025 ~		309	309
Birkenstock GmbH & Co. KG TBD% due 04/26/2028	EUR	4,000	4,811
BWAY Holding Co. 3.443% (LIBOR03M + 3.250%) due 04/03/2024 ~		$1,030	997
Caesars Resort Collection LLC
2.863% (LIBOR03M + 2.750%) due 12/23/2024 ~		21,901	21,689
4.613% (LIBOR03M + 4.500%) due 07/21/2025 ~		4,782	4,801
Carnival Corp. 8.500% (LIBOR03M + 7.500%) due 06/30/2025 ~		1,489	1,536
Cengage Learning, Inc. 5.250% (LIBOR03M + 4.250%) due 06/07/2023 ~		6,300	6,282
CenturyLink, Inc. 2.363% (LIBOR03M + 2.250%) due 03/15/2027 ~		503	498
Cimpress PLC TBD% due 04/30/2028		8,800	8,712
CityCenter Holdings LLC 3.000% (LIBOR03M + 2.250%) due 04/18/2024 ~		2,400	2,377
Clear Channel Outdoor Holdings, Inc. 3.647% - 3.686% (LIBOR03M + 3.500%) due 08/21/2026 ~		99	96
CommScope, Inc. 3.363% (LIBOR03M + 3.250%) due 04/06/2026 ~		197	196
Cornerstone Building Brands, Inc. 3.365% (LIBOR03M + 3.250%) due 04/12/2028 ~		285	283
Coty, Inc. 2.500% (EUR003M + 2.500%) due 04/07/2025 ~	EUR	4,700	5,458
Dei Sales, Inc. TBD% due 04/23/2028 «		$16,200	15,997
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		12,086	12,099
DTEK Holdings Ltd. TBD% due 08/01/2026 «	EUR	2,646	2,130
DTEK Investments Ltd. TBD% due 06/30/2023 «		$1,945	1,303
Emerald TopCo, Inc. 3.613% (LIBOR03M + 3.500%) due 07/24/2026 ~		230	228
Encina Private Credit LLC TBD% - 4.074% (LIBOR03M + 3.074%) due 11/30/2025 «~µ		32,000	32,000
Endure Digital, Inc. 4.250% (LIBOR03M + 3.500%) due 02/10/2028 ~		12,000	11,929
Envision Healthcare Corp. 3.863% (LIBOR03M + 3.750%) due 10/10/2025 ~		50,498	42,860
EyeCare Partners LLC 3.863% (LIBOR03M + 3.750%) due 02/18/2027 ~		123	121
Fly Funding SARL 7.000% (LIBOR03M + 6.000%) due 10/08/2025 «~		11,213	11,297
Forbes Energy Services LLC TBD% due 07/13/2021 «		1,074	249
Forest City Enterprises LP 3.613% (LIBOR03M + 3.500%) due 12/08/2025 ~		210	206

Schedule of Investments PIMCO Corporate and Income Opportunity Fund (Cont.)	April 30, 2021 (Unaudited)

Frontier Communications Corp.
TBD% due 10/08/2027		6,500	6,476
4.500% (LIBOR03M + 3.750%) due 10/08/2027 ~		9,061	9,027
Gainwell Acquisition Corp. 4.750% (LIBOR03M + 4.000%) due 10/01/2027 ~		11,420	11,440
iHeartCommunications, Inc. 3.113% (LIBOR03M + 3.000%) due 05/01/2026 ~		4,801	4,748
Ineos Finance PLC 2.500% (EUR003M + 2.000%) due 04/01/2024 ~	EUR	4,934	5,914
Ingram Micro, Inc. TBD% due 03/31/2028		$5,900	5,914
Intelsat Jackson Holdings S.A.
3.600% - 6.500% (LIBOR03M + 5.500%) due 07/13/2022 ~		752	762
8.000% (PRIME + 4.750%) due 11/27/2023 ~		3,180	3,241
8.750% (PRIME + 5.500%) due 01/02/2024 ~		100	102
IRB Holding Corp. 3.750% (LIBOR03M + 2.750%) due 02/05/2025 ~		1,842	1,831
Ivanti Software, Inc. 5.750% (LIBOR03M + 4.750%) due 12/01/2027 ~		4,600	4,587
Jazz Financing LUX SARL
TBD% due 04/22/2028		12,100	12,142
TBD% due 04/30/2028	EUR	3,400	4,100
LogMeIn, Inc. 4.860% (LIBOR03M + 4.750%) due 08/31/2027 ~		$5,187	5,185
Lonza Group AG TBD% due 04/29/2028		6,100	6,039
McDermott Technology Americas, Inc. 3.110% (LIBOR03M + 3.000%) due 06/30/2024 «~		189	154
McDermott Technology Americas, Inc. (1.113% Cash and 3.000% PIK) 4.113% (LIBOR03M + 1.000%) due 06/30/2025 ~(d)		2,011	1,012
MH Sub LLC 3.613% (LIBOR03M + 3.500%) due 09/13/2024 ~		23,212	23,026
Nascar Holdings, Inc. 2.863% (LIBOR03M + 2.750%) due 10/19/2026 ~		128	127
Nielsen Finance LLC
3.750% (EUR003M + 3.750%) due 06/04/2025 ~	EUR	802	969
4.750% (LIBOR03M + 3.750%) due 06/04/2025 ~		$783	785
Organon Co. TBD% due 04/07/2028		4,600	4,593
Parexel International Corp. 2.863% (LIBOR03M + 2.750%) due 09/27/2024 ~		18,542	18,401
PetSmart, Inc. 4.500% (LIBOR03M + 3.750%) due 02/12/2028 ~		15,500	15,564
Prestige Brands, Inc. 2.113% (LIBOR03M + 2.000%) due 01/26/2024 ~		70	70
PUG LLC 3.613% (LIBOR03M + 3.500%) due 02/12/2027 ~		6,790	6,595
Redstone Buyer LLC TBD% due 04/15/2028		7,347	7,299
RegionalCare Hospital Partners Holdings, Inc. 3.863% (LIBOR03M + 3.750%) due 11/16/2025 ~		87	86
Sasol Ltd. 0.500% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		12,185	11,410
Scih Salt Holdings, Inc. TBD% due 03/16/2027 «		2,900	2,893
Sequa Mezzanine Holdings LLC
7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~		2,235	2,245
11.750% (LIBOR03M + 10.750%) due 04/28/2024 ~		5,598	5,339
Sinclair Television Group, Inc. 2.620% (LIBOR03M + 2.500%) due 09/30/2026 ~		127	126
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~		1,000	1,053
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026 ~		309	307
Summer (BC) Holdco B SARL 4.933% (LIBOR03M + 4.750%) due 12/04/2026 ~		7,655	7,634
Surgery Center Holdings, Inc. TBD% due 08/31/2026		3,400	3,383
Syniverse Holdings, Inc.
6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		28,862	28,513
10.000% (LIBOR03M + 9.000%) due 03/11/2024 ~		2,242	2,202
TransDigm, Inc.
2.363% (LIBOR03M + 2.250%) due 08/22/2024 ~		10,552	10,444
2.363% (LIBOR03M + 2.250%) due 05/30/2025 ~		3,000	2,967
U.S. Renal Care, Inc.
TBD% due 06/26/2026		16,200	15,906
5.113% (LIBOR03M + 5.000%) due 06/26/2026 ~		3,102	3,046
Uber Technologies, Inc.
TBD% due 02/16/2027		7,781	7,776
3.606% (LIBOR03M + 3.500%) due 04/04/2025 ~		5,000	5,002
Veritas Holdings, Inc 6.000% (LIBOR03M + 5.000%) due 09/01/2025 ~		8,275	8,353
Virtusa Corp. 5.000% (LIBOR03M + 4.250%) due 02/11/2028 ~		2,700	2,720
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 «~		452	449

Schedule of Investments PIMCO Corporate and Income Opportunity Fund (Cont.)	April 30, 2021 (Unaudited)

Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 «(d)		3,548	2,164
Whatabrands LLC 2.866% (LIBOR03M + 2.750%) due 07/31/2026 ~		45	45
Wheel Pros LLC TBD% due 04/23/2028		6,000	6,004
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		5,898	5,925

Total Loan Participations and Assignments (Cost $513,975)			515,348

CORPORATE BONDS & NOTES 88.3%
BANKING & FINANCE 22.7%
Ally Financial, Inc. 8.000% due 11/01/2031 (n)		5,957	8,280
Ambac LSNI LLC 6.000% due 02/12/2023 •		976	979
American Assets Trust LP 3.375% due 02/01/2031 (n)		2,200	2,212
Banca Monte dei Paschi di Siena SpA
2.625% due 04/28/2025	EUR	19,170	23,786
3.625% due 09/24/2024		9,609	12,264
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	1,600	444
Bank of Ireland Group PLC 6.000% due 09/01/2025 •(j)(k)	EUR	4,542	6,090
Bank of Nova Scotia 4.900% due 06/04/2025 •(j)(k)		$4,456	4,796
Barclays PLC
5.875% due 09/15/2024 •(j)(k)	GBP	3,800	5,605
7.125% due 06/15/2025 •(j)(k)		2,200	3,481
7.750% due 09/15/2023 •(j)(k)		$2,000	2,205
7.875% due 03/15/2022 •(j)(k)		200	210
7.875% due 09/15/2022 •(j)(k)	GBP	5,025	7,473
8.000% due 06/15/2024 •(j)(k)		$1,000	1,136
BGC Partners, Inc.
4.375% due 12/15/2025 (n)		5,300	5,703
5.375% due 07/24/2023 (n)		490	532
Cantor Fitzgerald LP 4.875% due 05/01/2024		64	71
CBL & Associates LP
4.600% due 10/15/2024 ^(e)		4	2
5.950% due 12/15/2026 ^(e)		2,904	1,679
Cosaint Re Pte Ltd. 9.247% (T-BILL 1MO + 9.250%) due 04/03/2028 ~		1,900	1,922
Credit Agricole S.A. 7.875% due 01/23/2024 •(j)(k)(n)		400	453
Credit Suisse Group AG
3.869% due 01/12/2029 •		300	324
4.194% due 04/01/2031 •		1,300	1,439
5.250% due 02/11/2027 •(j)(k)		400	416
6.250% due 12/18/2024 •(j)(k)		300	325
6.375% due 08/21/2026 •(j)(k)		1,300	1,415
7.250% due 09/12/2025 •(j)(k)		200	221
7.500% due 07/17/2023 •(j)(k)		600	643
7.500% due 12/11/2023 •(j)(k)(n)		2,336	2,575
CyrusOne LP 2.150% due 11/01/2030		1,000	938
Deutsche Bank AG 3.547% due 09/18/2031 •(n)		4,000	4,192
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		61	61
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		56	56
Erste Group Bank AG 4.250% due 10/15/2027 •(j)(k)	EUR	1,400	1,793
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030 (n)		$10,800	11,983
4.850% due 04/17/2028		100	113
Ford Motor Credit Co. LLC
0.162% due 12/01/2024 •	EUR	600	694
2.386% due 02/17/2026		300	372
2.748% due 06/14/2024	GBP	3,400	4,745
3.021% due 03/06/2024	EUR	1,300	1,636
3.250% due 09/15/2025		300	386
3.339% due 03/28/2022 (n)		$2,000	2,030
3.375% due 11/13/2025 (n)		6,700	6,865
3.664% due 09/08/2024		1,000	1,043
4.535% due 03/06/2025	GBP	900	1,329
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		$1,932	2,004
6.500% due 10/01/2025		785	817
6.750% due 03/15/2022 (n)		803	804

Schedule of Investments PIMCO Corporate and Income Opportunity Fund (Cont.)	April 30, 2021 (Unaudited)

GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035 (n)		200	230
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023 (n)		200	214
GSPA Monetization Trust 6.422% due 10/09/2029		5,692	6,179
Hampton Roads PPV LLC 6.171% due 06/15/2053 (n)		1,800	1,976
Host Hotels & Resorts LP 3.375% due 12/15/2029		100	102
Howard Hughes Corp.
4.125% due 02/01/2029		700	695
4.375% due 02/01/2031		400	397
HSBC Holdings PLC
4.750% due 07/04/2029 •(j)(k)	EUR	9,600	13,002
5.875% due 09/28/2026 •(j)(k)(n)	GBP	600	924
6.000% due 09/29/2023 •(j)(k)(n)	EUR	2,330	3,090
6.000% due 05/22/2027 •(j)(k)		$600	663
6.500% due 03/23/2028 •(j)(k)		400	455
Hudson Pacific Properties LP 3.250% due 01/15/2030 (n)		1,000	1,026
ING Groep NV
4.875% due 05/16/2029 •(j)(k)		6,100	6,264
5.750% due 11/16/2026 •(j)(k)		700	772
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(j)(k)	EUR	2,400	3,511
Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025		500	645
3.950% due 06/30/2022	GBP	5,767	8,150
Lloyds Banking Group PLC
7.500% due 09/27/2025 •(j)(k)		$700	811
7.625% due 06/27/2023 •(j)(k)	GBP	4,610	6,982
7.875% due 06/27/2029 •(j)(k)		5,721	10,041
LPL Holdings, Inc. 4.000% due 03/15/2029 (n)		$8,263	8,273
MGM Growth Properties Operating Partnership LP
3.875% due 02/15/2029 (n)		3,300	3,345
4.500% due 09/01/2026		300	318
4.500% due 01/15/2028 (n)		2,950	3,083
4.625% due 06/15/2025 (n)		8,425	8,981
5.625% due 05/01/2024		600	648
5.750% due 02/01/2027		200	223
MPT Operating Partnership LP
2.500% due 03/24/2026	GBP	2,500	3,499
3.375% due 04/24/2030		2,100	2,951
3.500% due 03/15/2031 (n)		$3,200	3,197
National Health Investors, Inc. 3.000% due 02/01/2031 (n)		800	762
Natwest Group PLC
6.000% due 12/29/2025 •(j)(k)		4,900	5,433
8.000% due 08/10/2025 •(j)(k)(n)		15,325	18,084
Navient Corp.
5.625% due 08/01/2033		74	69
6.125% due 03/25/2024		289	306
6.500% due 06/15/2022		600	630
7.250% due 01/25/2022		1,100	1,143
7.250% due 09/25/2023		77	84
NE Property BV 1.875% due 10/09/2026	EUR	200	245
Newmark Group, Inc. 6.125% due 11/15/2023		$128	140
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (d)		105	113
Owl Rock Capital Corp. 2.625% due 01/15/2027		4,600	4,581
Pacific LifeCorp 3.350% due 09/15/2050 (n)		1,000	1,000
Park Intermediate Holdings LLC 5.875% due 10/01/2028 (n)		2,200	2,338
PRA Group, Inc. 7.375% due 09/01/2025 (n)		4,420	4,743
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(j)(k)(n)	GBP	9,405	14,371
7.375% due 06/24/2022 •(j)(k)		1,640	2,397
Sberbank of Russia Via SB Capital S.A. 6.125% due 02/07/2022 (n)		$500	519
Societe Generale S.A.
6.750% due 04/06/2028 •(j)(k)		400	447
7.375% due 09/13/2021 •(j)(k)		200	204
7.375% due 10/04/2023 •(j)(k)(n)		1,300	1,420
Standard Chartered PLC
4.750% due 01/14/2031 •(j)(k)		3,400	3,454
7.500% due 04/02/2022 •(j)(k)		200	209
Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	508	928
5.744% due 04/13/2040		399	729

Schedule of Investments PIMCO Corporate and Income Opportunity Fund (Cont.)	April 30, 2021 (Unaudited)

5.801% due 10/13/2040		1,644	3,018
6.052% due 10/13/2039		1,168	2,132
UBS Group AG 5.125% due 07/29/2026 •(j)(k)		$200	215
UniCredit SpA 7.830% due 12/04/2023 (n)		8,660	10,082
Unique Pub Finance Co. PLC 5.659% due 06/30/2027	GBP	4,773	7,547
Uniti Group LP
7.125% due 12/15/2024		$2,588	2,675
7.875% due 02/15/2025 (n)		30,470	32,870
Voyager Aviation Holdings LLC 9.000% due 08/15/2021 ^(e)		17,047	7,842

			369,919

INDUSTRIALS 58.5%
AA Bond Co. Ltd. 4.875% due 07/31/2043	GBP	500	739
Air Canada Pass-Through Trust 5.250% due 10/01/2030 (n)		$1,499	1,623
Aker BP ASA
3.000% due 01/15/2025		200	208
3.750% due 01/15/2030		175	182
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029 (n)		10,570	11,696
AMC Networks, Inc. 4.250% due 02/15/2029 (n)		6,400	6,328
American Airlines Pass-Through Trust
3.350% due 04/15/2031 (n)		1,256	1,282
3.700% due 04/01/2028		651	646
American Builders & Contractors Supply Co., Inc. 3.875% due 11/15/2029 (c)		5,100	5,086
Associated Materials LLC 9.000% due 09/01/2025		1,077	1,150
B.C. Unlimited Liability Co. 3.500% due 02/15/2029 (n)		4,300	4,198
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050 (n)		1,500	1,574
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (h)		148	109
Boeing Co.
5.150% due 05/01/2030 (n)		1,342	1,562
5.705% due 05/01/2040 (n)		1,723	2,140
5.805% due 05/01/2050 (n)		1,470	1,890
5.930% due 05/01/2060 (n)		1,992	2,604
Bombardier, Inc.
6.000% due 10/15/2022 (n)		10,575	10,591
6.125% due 01/15/2023		1,000	1,050
7.500% due 12/01/2024 (n)		9,527	9,682
7.500% due 03/15/2025 (n)		17,337	17,326
7.875% due 04/15/2027		2,107	2,104
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050 (n)		700	696
British Airways Pass-Through Trust
3.300% due 06/15/2034		195	198
3.800% due 03/20/2033		255	268
Broadcom, Inc.
1.950% due 02/15/2028 (n)		400	394
2.450% due 02/15/2031 (n)		5,000	4,774
3.419% due 04/15/2033		500	507
3.469% due 04/15/2034		1,200	1,215
4.150% due 11/15/2030 (n)		2,080	2,276
4.300% due 11/15/2032 (n)		2,761	3,051
5.000% due 04/15/2030 (n)		2,092	2,408
Caesars Entertainment, Inc. 6.250% due 07/01/2025 (n)		8,200	8,729
CCO Holdings LLC
4.250% due 02/01/2031 (n)		15,924	15,944
4.500% due 08/15/2030		349	356
4.500% due 05/01/2032 (n)		2,100	2,124
4.500% due 06/01/2033		4,757	4,800
4.750% due 03/01/2030		362	378
Central Garden & Pet Co. 4.125% due 04/30/2031		3,900	3,885
CGG S.A.
7.750% due 04/01/2027	EUR	1,800	2,155
8.750% due 04/01/2027		$500	503
Charter Communications Operating LLC
3.700% due 04/01/2051		400	377
3.850% due 04/01/2061		1,300	1,196
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024		165	173
CommonSpirit Health 3.910% due 10/01/2050 (n)		1,600	1,681

Schedule of Investments PIMCO Corporate and Income Opportunity Fund (Cont.)	April 30, 2021 (Unaudited)

Community Health Systems, Inc.
4.750% due 02/15/2031		1,100	1,093
5.625% due 03/15/2027		4,150	4,406
6.625% due 02/15/2025 (n)		17,948	18,954
8.000% due 03/15/2026 (n)		3,672	3,961
Connect Finco SARL 6.750% due 10/01/2026		126	132
Corning, Inc. 5.450% due 11/15/2079 (n)		157	202
Coty, Inc. 5.000% due 04/15/2026		8,100	8,207
CSC Holdings LLC 4.500% due 11/15/2031 (c)		10,900	10,927
CVS Pass-Through Trust 7.507% due 01/10/2032 (n)		1,542	1,956
DAE Funding LLC 4.500% due 08/01/2022		200	201
Delta Air Lines, Inc.
4.500% due 10/20/2025 (n)		2,000	2,146
4.750% due 10/20/2028 (n)		2,400	2,637
7.000% due 05/01/2025		916	1,066
7.375% due 01/15/2026 (n)		1,830	2,151
Diamond Resorts International, Inc. 10.750% due 09/01/2024		2,984	3,169
Envision Healthcare Corp. 8.750% due 10/15/2026		9,851	7,187
Exela Intermediate LLC 10.000% due 07/15/2023		217	78
Expedia Group, Inc. 6.250% due 05/01/2025 (n)		1,100	1,280
Ferroglobe PLC 9.375% due 03/01/2022		2,500	2,469
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (n)		2,888	2,966
6.875% due 03/01/2026 (n)		1,882	1,981
Ford Motor Co. 7.700% due 05/15/2097 (n)		29,796	36,351
Fresh Market, Inc. 9.750% due 05/01/2023 (n)		12,200	12,543
Fresnillo PLC 4.250% due 10/02/2050 (n)		3,500	3,435
Frontier Finance PLC 8.000% due 03/23/2022	GBP	2,750	3,898
Full House Resorts, Inc. 8.250% due 02/15/2028		$727	784
General Electric Co.
4.350% due 05/01/2050 (n)		7,500	8,365
5.875% due 01/14/2038		22	29
6.150% due 08/07/2037 (n)		82	110
6.875% due 01/10/2039		16	23
GFL Environmental, Inc. 3.500% due 09/01/2028 (n)		9,600	9,265
Greene King Finance PLC 1.880% (BP0003M + 1.800%) due 12/15/2034 ~	GBP	350	417
Gruenenthal GmbH
3.625% due 11/15/2026 (c)	EUR	2,300	2,820
4.125% due 05/15/2028 (c)		2,300	2,824
Harvest Midstream LP 7.500% due 09/01/2028		$3,200	3,457
HCA, Inc. 7.500% due 11/15/2095 (n)		4,800	6,591
Helios Software Holdings, Inc. 4.625% due 05/01/2028		4,800	4,764
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		4,300	4,234
3.750% due 05/01/2029 (n)		5,100	5,119
4.000% due 05/01/2031 (n)		6,300	6,372
4.875% due 01/15/2030		500	534
HollyFrontier Corp.
4.500% due 10/01/2030 (n)		17,955	18,770
5.875% due 04/01/2026 (n)		4,000	4,596
Hologic, Inc. 3.250% due 02/15/2029 (n)		2,700	2,656
iHeartCommunications, Inc. 6.375% due 05/01/2026 (n)		2,493	2,660
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (d)		974	1,028
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (d)		718	790
Innophos Holdings, Inc. 9.375% due 02/15/2028		258	281
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050 (n)		1,200	1,314
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(e)		196	65

Schedule of Investments PIMCO Corporate and Income Opportunity Fund (Cont.)	April 30, 2021 (Unaudited)

Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(e)		14,709	9,046
8.000% due 02/15/2024		156	162
8.500% due 10/15/2024 ^(e)		19,698	12,260
9.750% due 07/15/2025 ^(e)		10,549	6,593
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^(e)		11,828	473
8.125% due 06/01/2023 ^(e)(n)		1,939	78
Jaguar Land Rover Automotive PLC
5.875% due 01/15/2028 (n)		14,600	14,829
7.750% due 10/15/2025 (n)		7,100	7,713
Jazz Securities DAC 4.375% due 01/15/2029		2,000	2,048
Kinder Morgan, Inc. 7.750% due 01/15/2032 (n)		3,100	4,375
Kraft Heinz Foods Co.
4.250% due 03/01/2031 (n)		6,000	6,623
5.200% due 07/15/2045		200	237
5.500% due 06/01/2050 (n)		3,650	4,544
Level 3 Financing, Inc. 3.625% due 01/15/2029 (n)		12,800	12,416
Mallinckrodt International Finance S.A. 5.500% due 04/15/2025 ^(e)		1,352	906
Marriott International, Inc. 4.625% due 06/15/2030		80	90
Marriott Ownership Resorts, Inc. 6.125% due 09/15/2025 (n)		800	851
Melco Resorts Finance Ltd.
5.375% due 12/04/2029 (n)		2,430	2,592
5.625% due 07/17/2027		400	424
5.750% due 07/21/2028 (n)		4,200	4,523
MGM China Holdings Ltd.
5.250% due 06/18/2025 (n)		2,400	2,508
5.375% due 05/15/2024		300	309
5.875% due 05/15/2026		800	842
MGM Resorts International 4.750% due 10/15/2028 (n)		5,800	6,126
Mileage Plus Holdings LLC 6.500% due 06/20/2027 (n)		3,000	3,296
Mohegan Gaming & Entertainment 8.000% due 02/01/2026		3,100	3,151
NCL Corp. Ltd.
10.250% due 02/01/2026 (n)		4,419	5,209
12.250% due 05/15/2024 (n)		6,920	8,450
Netflix, Inc.
3.625% due 06/15/2030	EUR	2,900	4,178
3.875% due 11/15/2029		3,333	4,860
4.625% due 05/15/2029		12,200	18,518
4.875% due 06/15/2030		$300	348
5.375% due 11/15/2029		130	155
News Corp. 3.875% due 05/15/2029		6,600	6,738
Nielsen Finance LLC 5.625% due 10/01/2028 (n)		1,700	1,815
Nissan Motor Co. Ltd.
3.201% due 09/17/2028	EUR	3,500	4,768
4.345% due 09/17/2027 (n)		$8,600	9,418
4.810% due 09/17/2030 (n)		11,500	12,782
Northriver Midstream Finance LP 5.625% due 02/15/2026 (n)		2,500	2,581
Occidental Petroleum Corp. 1.644% (US0003M + 1.450%) due 08/15/2022 ~		6,000	5,957
Odebrecht Oil & Gas Finance Ltd. 0.000% due 05/31/2021 (h)(j)		1,279	17
Oracle Corp.
3.650% due 03/25/2041 (l)		2,800	2,865
3.950% due 03/25/2051 (l)		2,400	2,501
4.100% due 03/25/2061 (l)		1,400	1,467
Organon Finance 1 LLC 4.125% due 04/30/2028		6,900	7,078
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028		1,207	1,326
7.375% due 06/01/2025		494	533
PeaceHealth Obligated Group 3.218% due 11/15/2050 (n)		500	497
Petroleos Mexicanos
2.750% due 04/21/2027	EUR	400	443
4.875% due 02/21/2028 (n)		2,647	3,226
5.350% due 02/12/2028		$1,406	1,383
5.950% due 01/28/2031 (n)		5,802	5,610
6.490% due 01/23/2027		160	169
6.500% due 03/13/2027 (n)		13,470	14,261
6.750% due 09/21/2047		90	80
6.840% due 01/23/2030 (n)		9,289	9,556
6.950% due 01/28/2060		660	585
7.690% due 01/23/2050		4,940	4,763

Schedule of Investments PIMCO Corporate and Income Opportunity Fund (Cont.)	April 30, 2021 (Unaudited)

Platin 1426 GmbH
5.375% due 06/15/2023	EUR	3,000	3,645
6.875% due 06/15/2023		900	1,098
Prime Healthcare Services, Inc. 7.250% due 11/01/2025 (n)		$19,090	20,564
Prime Security Services Borrower LLC 3.375% due 08/31/2027 (n)		12,368	11,966
QualityTech LP 3.875% due 10/01/2028 (n)		4,300	4,348
QVC, Inc. 5.950% due 03/15/2043 (n)		4,426	4,415
Rite Aid Corp. 8.000% due 11/15/2026		1,500	1,560
Rolls-Royce PLC
1.625% due 05/09/2028	EUR	100	111
3.625% due 10/14/2025		$200	202
4.625% due 02/16/2026	EUR	2,000	2,602
5.750% due 10/15/2027		$300	322
Royal Caribbean Cruises Ltd. 11.500% due 06/01/2025 (n)		5,604	6,499
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	1,500	2,740
Sands China Ltd.
3.800% due 01/08/2026 (n)		$600	638
5.125% due 08/08/2025 (n)		1,400	1,561
5.400% due 08/08/2028 (n)		12,790	14,520
Santos Finance Ltd. 3.649% due 04/29/2031		2,300	2,299
Sensata Technologies BV 4.000% due 04/15/2029		7,300	7,354
Spirit AeroSystems, Inc. 3.950% due 06/15/2023 (n)		6,753	6,707
Standard Industries, Inc.
2.250% due 11/21/2026	EUR	4,000	4,742
3.375% due 01/15/2031		$4,600	4,318
4.375% due 07/15/2030 (n)		12,825	12,873
Studio City Finance Ltd.
6.000% due 07/15/2025 (n)		4,200	4,442
6.500% due 01/15/2028 (n)		4,200	4,547
Syngenta Finance NV
4.892% due 04/24/2025		200	217
5.182% due 04/24/2028		200	221
T-Mobile USA, Inc. 2.625% due 04/15/2026 (n)		4,700	4,787
Tencent Holdings Ltd.
2.880% due 04/22/2031		400	406
3.680% due 04/22/2041		1,400	1,424
3.940% due 04/22/2061		3,600	3,656
Tenet Healthcare Corp. 6.750% due 06/15/2023		4,600	5,029
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021 (n)		2,220	2,238
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022 (n)		2,369	2,385
Teva Pharmaceutical Finance Netherlands BV
2.800% due 07/21/2023 (n)		3,710	3,678
6.000% due 01/31/2025	EUR	200	262
Topaz Solar Farms LLC
4.875% due 09/30/2039 (n)		$4,312	4,712
5.750% due 09/30/2039 (n)		40,712	47,349
TransDigm, Inc. 5.500% due 11/15/2027		80	83
Transocean Guardian Ltd. 5.875% due 01/15/2024		125	116
Transocean Pontus Ltd. 6.125% due 08/01/2025 (n)		218	213
Transocean, Inc.
7.250% due 11/01/2025		216	164
8.000% due 02/01/2027		372	261
Travel + Leisure Co.
3.900% due 03/01/2023		155	160
4.625% due 03/01/2030		95	99
5.650% due 04/01/2024		20	22
6.000% due 04/01/2027 (n)		1,535	1,721
Triumph Group, Inc.
5.250% due 06/01/2022		51	51
6.250% due 09/15/2024		152	154
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		348	347
U.S. Renal Care, Inc. 10.625% due 07/15/2027		137	145
Uber Technologies, Inc. 6.250% due 01/15/2028 (n)		3,300	3,590
Unigel Luxembourg S.A. 8.750% due 10/01/2026		300	325

Schedule of Investments PIMCO Corporate and Income Opportunity Fund (Cont.)	April 30, 2021 (Unaudited)

United Airlines Pass-Through Trust
2.700% due 11/01/2033 (n)		1,970	1,935
3.100% due 01/07/2030		82	85
4.150% due 02/25/2033		84	91
4.875% due 07/15/2027 (n)		4,270	4,467
5.875% due 04/15/2029 (n)		10,849	12,025
United Airlines, Inc. 4.625% due 04/15/2029		3,500	3,642
United Group BV 4.875% due 07/01/2024	EUR	200	244
Univision Communications, Inc. 5.125% due 02/15/2025 (n)		$767	781
Valaris PLC 4.875% due 04/15/2028 «		35	35
Vale Overseas Ltd.
6.875% due 11/21/2036 (n)		320	435
6.875% due 11/10/2039		90	124
Vale S.A. 0.000% due 12/29/2049 «~(j)	BRL	250,000	27,734
Veritas U.S., Inc. 7.500% due 09/01/2025 (n)		$4,500	4,663
Viking Cruises Ltd. 13.000% due 05/15/2025 (n)		5,855	6,867
Vmed O2 UK Financing PLC 3.250% due 01/31/2031	EUR	4,700	5,725
VOC Escrow Ltd. 5.000% due 02/15/2028 (n)		$11,438	11,681
Western Midstream Operating LP 2.288% (US0003M + 1.850%) due 01/13/2023 ~		96	95
Windstream Escrow LLC 7.750% due 08/15/2028 (n)		17,794	18,573
WMG Acquisition Corp. 3.000% due 02/15/2031 (n)		12,264	11,541
Wynn Las Vegas LLC 5.500% due 03/01/2025 (n)		8,300	8,874
Wynn Macau Ltd.
5.125% due 12/15/2029 (n)		1,200	1,223
5.500% due 10/01/2027		1,100	1,156
5.625% due 08/26/2028 (n)		4,335	4,568
Yum! Brands, Inc. 3.625% due 03/15/2031 (n)		5,700	5,634
Zayo Group Holdings, Inc. 6.125% due 03/01/2028		163	168
ZoomInfo Technologies LLC 3.875% due 02/01/2029		700	692

			953,220

UTILITIES 7.1%
AT&T, Inc.
3.100% due 02/01/2043 (n)		2,896	2,683
3.300% due 02/01/2052 (n)		2,896	2,641
3.500% due 06/01/2041 (n)		4,842	4,778
3.500% due 02/01/2061 (n)		2,934	2,677
3.650% due 06/01/2051 (n)		4,860	4,683
3.850% due 06/01/2060 (n)		3,282	3,156
DTEK Finance PLC 10.750% due 12/31/2024 ^(e)		3,986	3,141
Edison International 5.750% due 06/15/2027		121	142
Frontier Communications Corp. 5.000% due 05/01/2028 (n)		2,900	2,967
Genesis Energy LP 8.000% due 01/15/2027		3,012	3,107
Lumen Technologies, Inc. 4.000% due 02/15/2027		128	131
Mountain States Telephone & Telegraph Co. 7.375% due 05/01/2030 (n)		6,900	8,357
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		65	64
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(d)		335	137
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(n)		3,428	3,393
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(d)		8,644	1,772
Pacific Gas & Electric Co.
1.367% due 03/10/2023		5,500	5,502
3.300% due 03/15/2027 (n)		3,862	4,024
3.450% due 07/01/2025 (n)		1,628	1,727
3.750% due 08/15/2042		46	42
4.000% due 12/01/2046 (n)		1,006	923
4.300% due 03/15/2045		57	55
4.500% due 07/01/2040 (n)		4,623	4,656
4.500% due 12/15/2041		65	63
4.550% due 07/01/2030 (n)		8,174	8,795

Schedule of Investments PIMCO Corporate and Income Opportunity Fund (Cont.)	April 30, 2021 (Unaudited)

4.600% due 06/15/2043 (n)		1,036	1,045
4.750% due 02/15/2044 (n)		1,650	1,688
4.950% due 07/01/2050 (n)		8,191	8,376
Petrobras Global Finance BV
5.093% due 01/15/2030 (n)		784	829
6.250% due 12/14/2026 (n)	GBP	4,976	7,783
6.625% due 01/16/2034		800	1,251
6.750% due 01/27/2041		$1,450	1,650
6.750% due 06/03/2050 (n)		4,800	5,259
Plains All American Pipeline LP 6.650% due 01/15/2037		150	179
Rio Oil Finance Trust
8.200% due 04/06/2028		346	396
8.200% due 04/06/2028 (n)		3,552	4,067
9.250% due 07/06/2024 (n)		5,625	6,258
9.750% due 01/06/2027		439	517
Southern California Edison Co.
4.875% due 03/01/2049 (n)		316	375
6.650% due 04/01/2029 (n)		142	175
Talen Energy Supply LLC 6.625% due 01/15/2028		64	64
Tallgrass Energy Partners LP
6.000% due 12/31/2030		2,400	2,409
7.500% due 10/01/2025		1,000	1,094
Transocean Phoenix Ltd. 7.750% due 10/15/2024		1,601	1,592
Transocean Poseidon Ltd. 6.875% due 02/01/2027		238	227
Transocean Proteus Ltd. 6.250% due 12/01/2024		240	236

			115,086

Total Corporate Bonds & Notes (Cost $1,394,308)			1,438,225

CONVERTIBLE BONDS & NOTES 0.4%
INDUSTRIALS 0.4%
DISH Network Corp. 3.375% due 08/15/2026		5,900	6,225

UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024 ^(e)		100	20

Total Convertible Bonds & Notes (Cost $5,971)			6,245

MUNICIPAL BONDS & NOTES 2.2%
ILLINOIS 1.2%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010 7.517% due 01/01/2040		13,700	18,838
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		51	57
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029		170	198
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		60	73
7.350% due 07/01/2035		40	50
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033		365	417

			19,633

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023		425	425

PUERTO RICO 0.4%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(e)		7,900	6,340

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046		1,345	1,404

WEST VIRGINIA 0.5%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (h)		78,700	8,485

Schedule of Investments PIMCO Corporate and Income Opportunity Fund (Cont.)	April 30, 2021 (Unaudited)

Total Municipal Bonds & Notes (Cost $28,417)		36,287

U.S. GOVERNMENT AGENCIES 2.5%
Fannie Mae
3.000% due 01/25/2042 (a)	367	16
3.500% due 02/25/2033 (a)	1,460	149
3.756% due 02/25/2040 •	640	662
4.500% due 07/25/2050 (a)(n)	10,799	1,495
5.000% due 02/25/2036 ~(a)	378	51
5.856% due 07/25/2029 •	2,010	2,214
5.994% due 07/25/2040 •(a)	141	5
6.706% due 02/25/2040 •	2,340	2,340
Freddie Mac
0.000% due 02/25/2046 (b)(h)	4,305	4,180
0.100% due 02/25/2046 (a)	4,306	2
2.506% due 09/15/2042 •(n)	967	836
3.000% due 12/25/2050 (a)	9,094	1,269
3.500% due 10/15/2035 (a)	1,561	168
5.678% due 03/15/2043 •	123	113
5.925% due 05/15/2039 •(a)	5,826	230
6.144% due 11/25/2055 «~	14,007	8,569
6.994% due 02/15/2034 •(a)	1,382	275
7.656% due 12/25/2027 •	4,403	4,813
9.065% due 07/15/2039 •(n)	2,207	2,544
10.337% due 03/15/2044 •(n)	1,822	2,150
10.856% due 03/25/2025 •	1,974	1,988
11.693% due 02/15/2036 •(n)	5,228	6,925
Ginnie Mae
3.500% due 09/16/2041 - 06/20/2042 (a)	697	82
6.634% due 01/20/2042 •(a)	1,325	230

Total U.S. Government Agencies (Cost $39,813)		41,306

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.5%
Adjustable Rate Mortgage Trust
0.446% due 05/25/2036 •	1,548	707
1.256% due 01/25/2035 •	3,348	3,251
Banc of America Funding Trust
0.346% due 06/26/2036 •	17,271	16,975
5.500% due 01/25/2036	210	195
6.000% due 07/25/2037 ^	398	392
BCAP LLC Trust
2.828% due 02/26/2036 ~	2,225	2,174
2.924% due 03/27/2036 ~	3,452	2,903
4.853% due 03/26/2037 þ	1,361	1,693
7.000% due 12/26/2036 ~	3,171	2,872
Bear Stearns ALT-A Trust
2.809% due 11/25/2034 ~	200	207
2.958% due 08/25/2046 ^~	3,130	2,517
3.102% due 11/25/2036 ^~	611	417
3.279% due 09/25/2035 ^~	610	455
3.485% due 08/25/2036 ^~	2,410	1,626
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 þ	841	842
CD Mortgage Trust 5.688% due 10/15/2048	9,657	5,352
Chase Mortgage Finance Trust
3.020% due 12/25/2035 ^~	11	11
6.000% due 02/25/2037 ^	1,336	775
6.000% due 03/25/2037 ^	339	241
6.000% due 07/25/2037 ^	1,182	824
Citigroup Commercial Mortgage Trust 5.771% due 12/10/2049 ~	408	169
Citigroup Mortgage Loan Trust
2.529% due 04/25/2037 ^~	2,364	2,118
3.012% due 11/25/2035 ~	13,255	9,174
3.196% due 03/25/2037 ^~	427	427
6.000% due 11/25/2036 ~	11,022	8,239
CitiMortgage Alternative Loan Trust 5.750% due 04/25/2037 ^	1,753	1,751
Commercial Mortgage Loan Trust 6.174% due 12/10/2049 ~	3,168	1,362
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~	1,692	1,311
Countrywide Alternative Loan Trust
0.536% due 03/20/2046 •	3,615	3,072
0.646% due 08/25/2035 •	271	188
3.410% due 06/25/2037 ^~	1,821	1,677
5.144% due 04/25/2037 ^•(a)	16,192	3,240
5.250% due 05/25/2021 ^	4	4
5.500% due 03/25/2035	437	281
5.500% due 09/25/2035 ^	3,668	3,147
5.750% due 01/25/2035	341	345
5.750% due 02/25/2035	470	445
6.000% due 02/25/2035	577	560

Schedule of Investments PIMCO Corporate and Income Opportunity Fund (Cont.)	April 30, 2021 (Unaudited)

6.000% due 04/25/2036		1,411	901
6.000% due 05/25/2036 ^		1,538	1,043
6.000% due 02/25/2037 ^		578	340
6.000% due 02/25/2037		1,705	1,280
6.000% due 04/25/2037 ^		4,869	3,255
6.000% due 08/25/2037 ^•		7,476	5,417
6.250% due 10/25/2036 ^		1,866	1,538
6.250% due 12/25/2036 ^•		2,937	2,024
6.500% due 08/25/2036 ^		718	379
6.500% due 09/25/2036 ^		339	245
21.244% due 02/25/2036 •		1,218	1,544
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/2037 ^		516	355
6.000% due 04/25/2036 ^		296	234
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 04/25/2036 ^		1,134	812
Eurosail PLC
1.430% due 06/13/2045 •	GBP	4,487	5,620
4.080% due 06/13/2045 •		1,394	1,835
First Horizon Alternative Mortgage Securities Trust 6.250% due 11/25/2036 ^		$1,201	698
GS Mortgage Securities Corp. Trust 4.744% due 10/10/2032 ~		9,200	8,895
GS Mortgage Securities Trust 5.622% due 11/10/2039		1,151	403
GSR Mortgage Loan Trust
2.750% due 03/25/2037 ^~		1,740	1,428
3.199% due 11/25/2035 ^~		924	887
5.500% due 05/25/2036 ^		55	153
HomeBanc Mortgage Trust 1.306% due 03/25/2035 •		124	123
IndyMac Mortgage Loan Trust 6.500% due 07/25/2037 ^		6,447	3,357
Jackson Park Trust 3.350% due 10/14/2039 ~		4,368	4,031
JP Morgan Alternative Loan Trust 3.021% due 03/25/2037 ~		5,687	5,813
JP Morgan Chase Commercial Mortgage Securities Trust 5.623% due 05/12/2045		180	170
JP Morgan Mortgage Trust
2.690% due 02/25/2036 ^~		1,222	1,023
2.823% due 10/25/2035 ~		20	20
2.995% due 01/25/2037 ^~		628	575
3.218% due 06/25/2036 ^~		441	355
LB-UBS Commercial Mortgage Trust 5.407% due 11/15/2038 ^		3,209	1,075
Lehman Mortgage Trust 6.000% due 07/25/2037 ^		95	94
Lehman XS Trust 0.326% due 06/25/2047 •		2,225	2,134
MASTR Alternative Loan Trust 6.750% due 07/25/2036		3,005	1,716
Merrill Lynch Mortgage Investors Trust 2.779% due 03/25/2036 ^~		2,331	1,511
Motel 6 Trust 7.042% due 08/15/2024 •		5,574	5,439
Natixis Commercial Mortgage Securities Trust 2.365% due 11/15/2034 •		4,500	4,487
RBSSP Resecuritization Trust
0.326% due 10/27/2036 •		3,609	1,155
0.349% due 08/27/2037 •		8,000	4,132
Residential Accredit Loans, Inc. Trust
0.336% due 05/25/2037 ^•		198	151
0.486% due 08/25/2036 ^•		596	589
6.000% due 08/25/2036 ^		448	447
6.000% due 05/25/2037 ^		1,475	1,443
Residential Asset Securitization Trust
5.750% due 02/25/2036 ^		335	214
6.000% due 02/25/2037 ^		1,602	1,071
6.250% due 09/25/2037 ^		4,817	2,905
Residential Funding Mortgage Securities, Inc. Trust 3.819% due 02/25/2037 ~		2,005	1,626
Structured Adjustable Rate Mortgage Loan Trust
2.869% due 11/25/2036 ^~		2,861	2,786
2.992% due 01/25/2036 ^~		5,097	3,630
3.247% due 07/25/2035 ^~		1,216	1,138
Structured Asset Mortgage Investments Trust 0.226% due 08/25/2036 •		136	127
SunTrust Adjustable Rate Mortgage Loan Trust
2.253% due 02/25/2037 ^~		2,863	2,737
2.355% due 04/25/2037 ^~		274	211
2.396% due 02/25/2037 ^~		308	291
WaMu Mortgage Pass-Through Certificates Trust
3.094% due 07/25/2037 ^~		570	574
3.193% due 02/25/2037 ^~		761	760
3.244% due 10/25/2036 ^~		1,050	1,010

Schedule of Investments PIMCO Corporate and Income Opportunity Fund (Cont.)	April 30, 2021 (Unaudited)

3.314% due 07/25/2037 ^~		1,203	1,215
Washington Mutual Mortgage Pass-Through Certificates Trust
0.982% due 05/25/2047 ^•		99	9
6.000% due 10/25/2035 ^		1,149	925
6.000% due 03/25/2036 ^		1,584	1,615
6.000% due 02/25/2037		3,235	3,133

Total Non-Agency Mortgage-Backed Securities (Cost $180,811)			187,042

ASSET-BACKED SECURITIES 13.3%
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,800	1,291
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.456% due 03/25/2033 •		$51	51
Apidos CLO 0.000% due 01/20/2031 ~		8,800	4,933
Bear Stearns Asset-Backed Securities Trust 0.506% due 04/25/2037 •		10,597	9,037
Belle Haven ABS CDO Ltd. 0.526% due 07/05/2046 •		324,260	874
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		6,000	3,103
CIFC Funding Ltd.
0.000% due 04/24/2030 ~		4,100	1,813
0.000% due 10/22/2031 ~		3,000	1,140
Cork Street CLO Designated Activity Co. 0.000% due 11/27/2028 ~	EUR	2,667	2,570
Countrywide Asset-Backed Certificates
0.306% due 06/25/2047 ^•		$6,265	5,857
0.416% due 09/25/2037 ^•		17,625	15,013
Credit-Based Asset Servicing & Securitization LLC 3.373% due 12/25/2035 ^þ		8	9
Dryden CLO Ltd. 0.000% due 07/17/2031 ~		14,311	10,168
First Franklin Mortgage Loan Trust 0.426% due 10/25/2036 •		3,711	3,038
Flagship Credit Auto Trust 0.000% due 05/15/2025 «(h)		16	1,486
Fremont Home Loan Trust
0.256% due 01/25/2037 •		6,186	3,526
0.586% due 02/25/2036 •		11,926	8,605
Glacier Funding CDO Ltd. 0.462% due 08/04/2035 •		7,498	1,446
Grand Canal Securities 0.445% due 12/24/2058 •	EUR	1,463	1,752
Grosvenor Place CLO BV 0.000% due 04/30/2029 ~		750	461
GSAMP Trust 0.246% due 12/25/2036 •		$1,515	981
Home Equity Mortgage Loan Asset-Backed Trust 0.266% due 07/25/2037 •		2,904	1,992
JP Morgan Mortgage Acquisition Trust 6.330% due 07/25/2036 ^þ		113	50
Lehman XS Trust 6.790% due 06/24/2046 þ		1,212	1,240
LNR CDO Ltd. 0.391% due 02/28/2043 •		3,260	86
Long Beach Mortgage Loan Trust 0.706% due 01/25/2036 •		5,491	5,227
Marlette Funding Trust 0.000% due 09/17/2029 «(h)		15	2,082
Merrill Lynch Mortgage Investors Trust 3.841% due 03/25/2037 þ		6,543	2,151
Morgan Stanley ABS Capital, Inc. Trust 0.256% due 10/25/2036 •		6,582	4,356
Morgan Stanley Mortgage Loan Trust 6.250% due 02/25/2037 ^~		1,000	652
N-Star REL CDO Ltd. 0.535% due 02/01/2041 •		684	614
Orient Point CDO Ltd. 0.464% due 10/03/2045 •		125,021	49,576
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.081% due 07/25/2035 •		6,000	5,646
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ		11,496	4,906
7.238% due 09/25/2037 ^þ		8,604	4,940
Securitized Asset-Backed Receivables LLC Trust 0.526% due 03/25/2036 •		10,868	10,519
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(h)		8	8,362
SLM Student Loan Trust 0.000% due 01/25/2042 «(h)		7	3,083
SMB Private Education Loan Trust
0.000% due 09/18/2046 «(h)		3	1,149
0.000% due 10/15/2048 «(h)		3	1,291

Schedule of Investments PIMCO Corporate and Income Opportunity Fund (Cont.)	April 30, 2021 (Unaudited)

SoFi Professional Loan Program LLC
0.000% due 05/25/2040 «(h)		7,500	1,238
0.000% due 07/25/2040 «(h)		38	821
0.000% due 09/25/2040 «(h)		3,226	831
South Coast Funding Ltd. 0.795% due 08/10/2038 •		19,307	2,623
Symphony CLO Ltd. 4.786% due 07/14/2026 •		3,600	3,465
Taberna Preferred Funding Ltd.
0.555% due 12/05/2036 •		10,780	9,270
0.575% due 08/05/2036 •		506	440
0.575% due 08/05/2036 ^•		9,793	8,520
0.595% due 02/05/2036 •		4,400	3,916

Total Asset-Backed Securities (Cost $253,504)			216,200

SOVEREIGN ISSUES 5.3%
Argentina Government International Bond
0.125% due 07/09/2030 þ		10,656	3,662
0.125% due 07/09/2035 þ		9,865	3,030
0.125% due 01/09/2038 þ		22,691	8,590
0.125% due 07/09/2041 þ		9,239	3,304
0.125% due 07/09/2046 þ		115	37
1.000% due 07/09/2029		1,352	514
15.500% due 10/17/2026	ARS	92,410	226
34.069% (BADLARPP) due 10/04/2022 ~		116	1
36.093% (BADLARPP + 2.000%) due 04/03/2022 ~		123,168	759
Autonomous City of Buenos Aires 37.343% (BADLARPP + 3.250%) due 03/29/2024 ~		202,676	1,163
Dominican Republic International Bond 4.875% due 09/23/2032		$14,600	15,315
Egypt Government International Bond
3.875% due 02/16/2026		4,200	4,105
5.875% due 02/16/2031		4,200	4,063
7.500% due 02/16/2061		4,200	3,910
Ghana Government International Bond
6.375% due 02/11/2027		1,100	1,095
7.875% due 02/11/2035		1,300	1,283
8.750% due 03/11/2061		400	389
10.750% due 10/14/2030		800	1,013
Ivory Coast Government International Bond
4.875% due 01/30/2032	EUR	8,800	10,648
6.625% due 03/22/2048		1,600	2,014
Provincia de Buenos Aires 37.841% due 04/12/2025	ARS	862,385	4,489
South Africa Government International Bond 5.750% due 09/30/2049 (n)		$3,216	3,108
Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024		200	213
Ukraine Government International Bond
4.375% due 01/27/2030	EUR	2,495	2,759
7.750% due 09/01/2022		$9,800	10,265
Venezuela Government International Bond
8.250% due 10/13/2024 ^(e)		70	7
9.250% due 09/15/2027 ^(e)		598	63

Total Sovereign Issues (Cost $115,401)			86,025

		SHARES
COMMON STOCKS 2.0%
COMMUNICATION SERVICES 0.7%
Clear Channel Outdoor Holdings, Inc. (f)		1,167,686	2,931
iHeartMedia, Inc. 'A' (f)		275,106	5,265
iHeartMedia, Inc. 'B' «(f)		213,502	3,678

			11,874

ENERGY 0.0%
Forbes Energy Services Ltd. (f)(l)		64,837	6
Valaris Ltd. (f)		725	16

			22

FINANCIALS 0.2%
Associated Materials Group, Inc. «(f)(l)		411,442	2,934
Stearns Holdings LLC 'B' «(f)(l)		42,113	187
-
			3,121

INDUSTRIALS 1.1%
McDermott International Ltd. (f)		57,728	26

Schedule of Investments PIMCO Corporate and Income Opportunity Fund (Cont.)	April 30, 2021 (Unaudited)

Neiman Marcus Group Ltd. LLC «(f)(l)		152,491	16,251
Noble Corp. «(f)		3,270	63
Noble Corp. «(f)(l)		27,266	522
Pacific Drilling SA «(f)(l)		2,327	284
Valaris PLC «(f)		1,484	31
Westmoreland Mining Holdings LLC «(f)(l)		45,070	0

			17,177

Total Common Stocks (Cost $30,494)			32,194

RIGHTS 1.4%
INFORMATION TECHNOLOGY 1.4%
Windstream Holdings LLC «		1,181,266	22,302

Total Rights (Cost $9,795)			22,302

WARRANTS 0.1%
INDUSTRIALS 0.1%
Sequa Corp. - Exp. 04/28/2024 «		1,355,000	2,029

Total Warrants (Cost $0)			2,029

PREFERRED SECURITIES 5.4%
BANKING & FINANCE 2.3%
AGFC Capital Trust 1.934% (US0003M + 1.750%) due 01/15/2067 ~		1,800,000	1,019
Banco Santander S.A. 6.250% due 09/11/2021 •(j)(k)(n)		2,200,000	2,689
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(j)		110,000	104
Charles Schwab Corp. 4.000% due 12/01/2030 •(j)		100,000	101
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(j)		1,000,000	1,089
Stichting AK Rabobank Certificaten 2.188% due 12/29/2049 þ(j)		19,032,800	30,079
Wells Fargo & Co. 3.900% due 03/15/2026 •(j)		3,200,000	3,273

			38,354

INDUSTRIALS 3.1%
General Electric Co. 3.514% due 06/15/2021 ~(j)(n)		1,343,000	1,279
Sequa Corp. (15.000% PIK) 15.000% «(d)		37,679	48,709

			49,988

Total Preferred Securities (Cost $59,722)			88,342

REAL ESTATE INVESTMENT TRUSTS 2.1%
REAL ESTATE 2.1%
Uniti Group, Inc.		572,252	6,524
VICI Properties, Inc.		858,541	27,216

Total Real Estate Investment Trusts (Cost $14,376)			33,740

SHORT-TERM INSTRUMENTS 10.3%
REPURCHASE AGREEMENTS (m) 7.4%			121,087

		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.5%
Credit Suisse Group Guernsey Ltd. 3.000% due 11/12/2021 (c)	CHF	800	876

Schedule of Investments PIMCO Corporate and Income Opportunity Fund (Cont.)	April 30, 2021 (Unaudited)

Federal Home Loan Bank 0.010% due 06/16/2021 (h)(i)		$7,400	7,400

			8,276

ARGENTINA TREASURY BILLS 0.0%
38.109% due 06/30/2021 - 07/30/2021 (g)(h)	ARS	29,045	171
38.750% due 06/30/2021 ~		51,898	333

			504

U.S. TREASURY BILLS 2.0%
0.052% due 05/20/2021 - 09/16/2021 (g)(h)(p)		$32,016	32,015

U.S. TREASURY CASH MANAGEMENT BILLS 0.4%
0.022% due 08/03/2021 - 08/10/2021 (g)(h)		6,920	6,920

Total Short-Term Instruments (Cost $168,813)			168,802

Total Investments in Securities (Cost $2,815,399)			2,874,087

Total Investments 176.5% (Cost $2,815,399)			$2,874,087
Financial Derivative Instruments (o)(q) (0.3)%(Cost or Premiums, net $(14,225))			(5,323)
Auction Rate Preferred Shares (13.1)%			(212,650)
Other Assets and Liabilities, net (63.1)%			(1,027,871)

Net Assets Applicable to Common Shareholders 100.0%			$1,628,243

Schedule of Investments PIMCO Corporate and Income Opportunity Fund (Cont.)	April 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^						Security is in default.
«						Security valued using significant unobservable inputs (Level 3).
µ						All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						Security is an Interest Only ("IO") or IO Strip.
(b)						Principal only security.
(c)						When-issued security.
(d)						Payment in-kind security.
(e)						Security is not accruing income as of the date of this report.
(f)						Security did not produce income within the last twelve months.
(g)						Coupon represents a weighted average yield to maturity.
(h)						Zero coupon security.
(i)						Coupon represents a yield to maturity.
(j)						Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)						Contingent convertible security.
(l)						RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Associated Materials Group, Inc.					08/24/2020	$2,613	$2,934	0.18%
Forbes Energy Services Ltd.					10/09/2014 - 11/18/2016	2,472	6	0.00
Neiman Marcus Group Ltd. LLC					03/13/2020	4,911	16,251	1.00
Noble Corp.					03/13/2020	318	522	0.03
Oracle Corp. 3.650% due 03/25/2041					03/22/2021	2,781	2,865	0.18
Oracle Corp. 3.950% due 03/25/2051					03/22/2021	2,396	2,501	0.15
Oracle Corp. 4.100% due 03/25/2061					03/22/2021-03/25/2021	1,401	1,467	0.09
Pacific Drilling SA					03/13/2020	244	284	0.02
Stearns Holdings LLC 'B'					03/13/2020	198	187	0.01
Westmoreland Mining Holdings LLC					03/13/2020	1,172	0	0.00

						$18,506	$27,017	1.66%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	0.000%	05/03/2021	05/04/2021	$47,100	U.S. Treasury Bonds 4.375% due 02/15/2038	$(48,118)	$47,100	$47,100
	0.010	04/30/2021	05/03/2021	9,800	U.S. Treasury Bonds 2.500% due 02/15/2045	(9,976)	9,800	9,800
BPS	0.010	04/30/2021	05/03/2021	30,700	U.S. Treasury Notes 0.125% due 12/31/2022	(31,332)	30,700	30,700
FICC	0.000	04/30/2021	05/03/2021	9,987	U.S. Treasury Notes 1.875% due 07/31/2022	(10,187)	9,987	9,987
NOM	0.010	04/30/2021	05/03/2021	23,500	U.S. Treasury Bonds 1.125% due 08/15/2040	(24,049)	23,500	23,500

Total Repurchase Agreements						$(123,662)	$121,087	$121,087

Schedule of Investments PIMCO Corporate and Income Opportunity Fund (Cont.)	April 30, 2021 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	0.310%	04/22/2021	07/21/2021		$(549)	$(549)
BPS	0.150	02/08/2021	TBD(3)		(1,214)	(1,214)
	0.270	04/05/2021	05/10/2021		(1,426)	(1,426)
	0.350	05/05/2021	08/09/2021		(11,300)	(11,300)
	0.400	02/22/2021	05/24/2021		(4,285)	(4,288)
	0.500	04/23/2021	07/22/2021		(2,456)	(2,457)
	0.550	04/19/2021	09/20/2021		(5,479)	(5,480)
	0.550	04/20/2021	09/20/2021		(3,529)	(3,530)
	0.605	10/19/2020	05/05/2021		(4,616)	(4,625)
	0.605	12/08/2020	05/05/2021		(7,849)	(7,860)
BRC	0.250	11/09/2020	TBD(3)		(6,998)	(7,006)
	0.350	02/16/2021	05/21/2021		(15,189)	(15,200)
	0.350	03/03/2021	05/21/2021		(492)	(492)
	0.350	04/22/2021	05/21/2021		(658)	(658)
	0.380	04/29/2021	07/23/2021		(4,333)	(4,333)
	0.420	03/05/2021	06/03/2021		(16,318)	(16,329)
	0.450	04/23/2021	07/22/2021		(1,727)	(1,727)
	0.480	04/20/2021	07/19/2021		(928)	(929)
	0.480	04/23/2021	07/23/2021		(13,727)	(13,729)
	0.480	04/30/2021	08/03/2021		(2,605)	(2,606)
	0.480	05/03/2021	08/06/2021		(44,045)	(44,045)
	0.500	03/23/2021	06/23/2021		(4,784)	(4,787)
	0.550	02/22/2021	05/28/2021		(2,941)	(2,944)
	0.550	04/05/2021	06/03/2021		(3,738)	(3,739)
	0.790	11/02/2020	05/03/2021		(26,037)	(26,141)
	0.790	12/07/2020	05/03/2021		(2,880)	(2,889)
	0.790	02/19/2021	05/03/2021		(3,889)	(3,895)
	0.790	03/29/2021	05/03/2021		(3,621)	(3,623)
	0.790	03/30/2021	05/03/2021		(4,011)	(4,014)
	0.790	04/14/2021	05/03/2021		(4,702)	(4,704)
BYR	0.610	03/31/2021	03/25/2022		(37,758)	(37,758)
	0.610	04/19/2021	03/25/2022		(4,461)	(4,461)
CDC	0.250	03/22/2021	TBD(3)		(1,744)	(1,745)
	0.320	03/23/2021	06/21/2021		(2,578)	(2,579)
	0.320	04/01/2021	07/02/2021		(929)	(929)
	0.320	04/05/2021	06/21/2021		(2,344)	(2,345)
	0.330	04/19/2021	07/21/2021		(16,591)	(16,593)
	0.350	02/19/2021	05/20/2021		(2,510)	(2,512)
	0.350	02/22/2021	05/24/2021		(15,158)	(15,168)
	0.350	02/23/2021	05/24/2021		(8,794)	(8,800)
	0.350	04/05/2021	05/18/2021		(2,691)	(2,692)
	0.350	04/13/2021	05/24/2021		(1,917)	(1,917)
	0.530	04/08/2021	07/07/2021		(1,248)	(1,249)
	0.550	03/15/2021	06/14/2021		(16,329)	(16,341)
	0.550	03/16/2021	06/17/2021		(16,106)	(16,118)
	0.550	04/29/2021	06/14/2021		(656)	(656)
	0.600	02/16/2021	05/21/2021		(16,683)	(16,704)
	0.600	04/08/2021	05/21/2021		(801)	(801)
	0.600	04/13/2021	05/21/2021		(3,134)	(3,135)
	0.600	04/19/2021	05/20/2021		(4,331)	(4,332)
CEW	0.470	03/08/2021	05/07/2021		(26,403)	(26,422)
	0.500	04/06/2021	07/08/2021		(26,434)	(26,444)
	0.500	04/07/2021	07/09/2021		(7,094)	(7,097)
CIB	0.650	03/01/2021	06/01/2021		(11,556)	(11,569)
CIW	0.370	04/22/2021	07/21/2021		(834)	(834)
CSG	0.500	03/04/2021	06/02/2021		(5,020)	(5,025)
FOB	0.250	04/15/2021	TBD(3)		(2,879)	(2,879)
	0.370	03/29/2021	06/28/2021		(1,112)	(1,112)
	0.370	04/13/2021	06/28/2021		(409)	(409)
	0.400	02/24/2021	05/25/2021		(367)	(368)
	0.400	03/04/2021	06/02/2021		(182)	(182)
	0.400	03/05/2021	06/03/2021		(21,833)	(21,848)
	0.400	04/15/2021	05/25/2021		(714)	(714)
	0.400	04/22/2021	05/25/2021		(662)	(662)
	0.550	03/04/2021	06/02/2021		(185)	(185)
	0.550	04/26/2021	06/02/2021		(4,315)	(4,315)
IND	0.270	03/10/2021	06/09/2021		(9,071)	(9,075)
	0.310	03/10/2021	06/09/2021		(1,418)	(1,419)
	0.420	02/09/2021	05/14/2021		(9,911)	(9,921)
JML	(0.300)	04/15/2021	07/14/2021	EUR	(2,263)	(2,720)
	(0.100)	04/13/2021	07/13/2021		(2,206)	(2,652)
	(0.050)	04/28/2021	TBD(3)		$(1,700)	(1,700)
	0.000	04/15/2021	06/15/2021		(1,179)	(1,179)
	0.350	04/15/2021	07/14/2021	GBP	(9,084)	(12,548)
	0.350	04/19/2021	07/19/2021		(392)	(542)
	0.500	04/19/2021	06/21/2021		$(1,762)	(1,762)
NOM	0.580	03/03/2021	06/01/2021		(7,343)	(7,350)
	0.600	03/23/2021	06/21/2021		(15,656)	(15,667)

Schedule of Investments PIMCO Corporate and Income Opportunity Fund (Cont.)	April 30, 2021 (Unaudited)

0.600	03/25/2021	06/23/2021	(2,592)	(2,594)
0.900	03/18/2021	06/01/2021	(8,163)	(8,172)
SOG	0.350	04/28/2021	07/28/2021	(8,533)	(8,533)
0.370	04/07/2021	07/07/2021	(4,913)	(4,914)
0.500	03/15/2021	06/14/2021	(3,785)	(3,788)
0.500	03/30/2021	06/15/2021	(8,306)	(8,310)
0.500	04/05/2021	07/06/2021	(6,502)	(6,504)
0.500	04/07/2021	07/07/2021	(5,025)	(5,027)
0.520	04/13/2021	05/17/2021	(5,080)	(5,081)
0.550	03/01/2021	06/01/2021	(1,681)	(1,683)
0.550	03/03/2021	06/03/2021	(982)	(983)
0.550	03/04/2021	06/03/2021	(1,648)	(1,650)
0.550	03/10/2021	06/10/2021	(728)	(729)
0.550	04/13/2021	06/03/2021	(6,350)	(6,352)
0.570	02/22/2021	05/24/2021	(3,182)	(3,186)
0.600	02/09/2021	05/10/2021	(4,006)	(4,012)
TDM	0.250	02/04/2021	TBD(3)	(7,032)	(7,036)
0.250	02/24/2021	TBD(3)	(5,664)	(5,667)
0.250	03/03/2021	TBD(3)	(445)	(445)
0.250	03/03/2021	TBD(3)	(11,492)	(11,497)
0.250	04/01/2021	TBD(3)	(2,084)	(2,084)
0.250	04/16/2021	TBD(3)	(36,339)	(36,343)
UBS	(0.040)	02/12/2021	05/12/2021	EUR	(1,929)	(2,318)
0.350	04/09/2021	07/08/2021	$(5,333)	(5,334)
0.450	04/19/2021	07/20/2021	(3,422)	(3,423)
0.450	04/22/2021	07/23/2021	(48,029)	(48,035)
0.450	04/30/2021	07/30/2021	(52,876)	(52,878)
0.500	04/15/2021	07/14/2021	(8,994)	(8,996)
0.540	02/12/2021	05/12/2021	GBP	(4,903)	(6,780)
0.550	02/16/2021	05/19/2021	$(1,961)	(1,963)
0.550	02/17/2021	05/19/2021	(3,461)	(3,465)
0.550	03/02/2021	06/02/2021	(52,861)	(52,911)
0.550	03/30/2021	06/02/2021	(5,307)	(5,310)
0.550	04/19/2021	06/02/2021	(2,251)	(2,252)

Total Reverse Repurchase Agreements	$(868,209)

(n)	Securities with an aggregate market value of $929,419 and cash of $2,182 have been pledged as collateral under the terms of master agreements as of April 30, 2021.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended April 30, 2021 was $(681,754) at a weighted average interest rate of 0.649%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at April 30, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Atlantia SpA	1.000%	Quarterly	12/20/2025	1.570%	EUR	1,000	$(45)	$16	$(29)	$0	$0
Atlantia SpA	1.000	Quarterly	06/20/2026	1.610	4,500	(155)	(2)	(157)	2	0
Boeing Co.	1.000	Quarterly	12/20/2021	0.425	$1,000	(25)	30	5	0	0
Bombardier, Inc.	5.000	Quarterly	06/20/2024	3.900	4,700	(9)	188	179	9	0
Bombardier, Inc.	5.000	Quarterly	12/20/2024	4.446	1,000	(2)	26	24	0	0
Energy Transfer Operating LP	1.000	Quarterly	06/20/2026	1.084	100	(2)	2	0	0	0
Hess Corp.	1.000	Quarterly	06/20/2026	1.172	100	(2)	1	(1)	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	2.488	EUR	1,900	(362)	231	(131)	3	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	2.635	27,400	(4,887)	2,574	(2,313)	45	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	2.752	400	(41)	1	(40)	1	0

$(5,530)	$3,067	$(2,463)	$60	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-34 5-Year Index	5.000%	Quarterly	06/20/2025	$1,288	$(7)	$141	$134	$0	$(1)
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	3,500	162	205	367	0	(4)
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	6,500	$578	$99	$677	$0	$(8)

Schedule of Investments PIMCO Corporate and Income Opportunity Fund (Cont.)	April 30, 2021 (Unaudited)

							$733	$445	$1,178	$0	$(13)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/15/2031	GBP	23,800	$(20)	$378	$358	$139	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051		7,800	491	111	602	85	0
Receive(5)	1-Day USD-Federal Funds Rate Compounded-OIS	0.100	Annual	01/13/2023		$10,000	(1)	6	5	0	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	770,300	(274)	(279)	(553)	0	(35)
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022		28,300	0	(12)	(12)	0	(1)
Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022		28,900	0	(10)	(10)	0	(1)
Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023		168,900	(31)	113	82	0	(43)
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	12/18/2022		$78,000	38	(102)	(64)	3	0
Receive(5)	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2024		10,000	27	54	81	1	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	06/17/2025		8,580	541	249	790	4	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		44,400	2,099	1,135	3,234	41	0
Receive(5)	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		35,000	544	295	839	0	(29)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		73,900	530	6,068	6,598	64	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		263,700	13,372	21,182	34,554	335	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		2,000	(3)	105	102	0	(3)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		1,600	(72)	157	85	0	(2)
Pay	3-Month USD-LIBOR	1.380	Semi-Annual	01/12/2031		30,600	(84)	(667)	(751)	35	0
Receive	3-Month USD-LIBOR	1.160	Semi-Annual	04/12/2031		6,100	0	277	277	0	(7)
Pay	3-Month USD-LIBOR	3.500	Semi-Annual	06/19/2044		305,100	(9,953)	99,528	89,575	930	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		2,200	(3)	(106)	(109)	0	(5)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		19,800	(143)	344	201	0	(37)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		28,200	(65)	1,992	1,927	0	(45)
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		29,300	(114)	1,308	1,194	0	(50)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		9,800	(30)	(402)	(432)	0	(20)
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	12/11/2050		318,100	697	66,381	67,078	0	(275)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		17,000	1,650	1,535	3,185	0	(17)
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	13,400	332	1,017	1,349	0	(2)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	21,400	392	73	465	59	0
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	06/16/2031		20,800	679	348	1,027	75	0
Pay	28-Day MXN-TIIE	4.550	Lunar	03/01/2023	MXN	117,300	14	(57)	(43)	0	(3)
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023		218,400	(8)	(84)	(92)	0	(5)

							$10,605	$200,937	$211,542	$1,771	$(580)

Total Swap Agreements							$5,808	$204,449	$210,257	$1,831	$(593)

(p)

Securities with an aggregate market value of $10,334 and cash of $41,221 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of April 30, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(q)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		05/2021		AUD	6,685		$5,196		$46		$0
		05/2021		EUR	5,279		6,358		12		0
		05/2021		TRY	1,300		157		1		0
		05/2021			$7,886		CAD	9,838	118		0
		05/2021			2,681		NOK	22,690	45		0
		05/2021			36		RUB	2,665	0		0

Schedule of Investments PIMCO Corporate and Income Opportunity Fund (Cont.)	April 30, 2021 (Unaudited)

	05/2021		4,121	SEK	34,219	0	(79)
	05/2021		177	TRY	1,293	0	(22)
	06/2021		1,058	RUB	79,853	0	(2)
	06/2021		13	TRY	104	0	(1)
	06/2021		1,656	ZAR	24,965	56	0
	06/2021	ZAR	166,542		$11,583	166	0
BPS	05/2021	TRY	712		86	0	0
	05/2021		$2,286	GBP	1,660	6	0
	05/2021		564	TRY	4,126	0	(69)
	06/2021	AUD	1,716		$1,334	12	0
	06/2021	CLP	3,053,636		4,383	88	0
	06/2021		$3,895	IDR	56,899,458	29	0
	06/2021		3,607	MXN	77,205	189	0
	06/2021		127	TRY	1,074	0	0
	07/2021		218		1,838	0	(4)
	08/2021	MXN	3,296		$155	0	(6)
	08/2021	PEN	2,700		731	18	0
BRC	05/2021	SEK	58,885		6,890	0	(66)
	06/2021	INR	238,116		3,136	0	(57)
	06/2021		$496	TRY	4,139	0	(8)
	07/2021		113		947	0	(2)
CBK	05/2021	AUD	543		$422	4	0
	05/2021	PEN	994		267	4	0
	05/2021	TRY	4,074		494	3	0
	05/2021		$114	PEN	412	0	(5)
	05/2021		2,921	SEK	24,351	0	(44)
	06/2021	IDR	83,116,290		$5,689	0	(42)
	06/2021	INR	216,258		2,887	9	(22)
	06/2021	PEN	13,485		3,673	108	0
	06/2021		$1,322	CLP	964,978	35	0
	06/2021		6,859	CNH	44,914	59	0
	06/2021		7,347	PEN	26,508	0	(340)
	06/2021		2,371	RUB	176,869	0	(34)
	06/2021		53	TRY	447	0	(1)
	06/2021		512	ZAR	7,624	10	0
	07/2021		182	CLP	130,274	1	0
	07/2021		599	RUB	46,257	10	0
	08/2021	PEN	1,019		$278	9	0
	09/2021		3,144		849	18	0
	10/2021		412		114	5	0
	12/2021		$2,821	INR	216,258	22	(9)
DUB	05/2021	BRL	90,532		$16,754	88	0
	05/2021		$16,330	BRL	90,532	337	0
	06/2021	MXN	5,238		$248	0	(10)
FBF	06/2021		$3,437	TRY	26,063	0	(367)
GLM	05/2021	PEN	412		$111	2	0
	05/2021		$6,708	AUD	8,793	66	0
	05/2021		505	MXN	10,855	30	0
	05/2021		109	PEN	412	0	0
	05/2021		19	RUB	1,424	0	0
	05/2021		366	TRY	2,830	0	(26)
	06/2021	PEN	225		$61	1	0
	06/2021		$3,370	CNH	22,202	50	0
	07/2021		1,201	RUB	92,723	18	0
	07/2021		75	TRY	627	0	(1)
HUS	05/2021	AUD	145		$112	1	0
	05/2021	EUR	2,502		3,019	11	0
	05/2021	PEN	410		112	4	0
	05/2021	TRY	4,975		597	3	0
	05/2021		$2,599	EUR	2,200	46	0
	05/2021		107,594	GBP	77,274	33	(907)
	05/2021		5,347	MXN	114,894	315	0
	05/2021		111	PEN	410	0	(3)
	05/2021		20	RUB	1,464	0	0
	05/2021		4,000	TRY	29,804	0	(404)
	06/2021	GBP	70,478		$98,248	909	0
	06/2021	INR	94,145		1,251	0	(12)
	06/2021	PEN	1,285		348	8	0
	06/2021		$620	CLP	445,438	7	0
	06/2021		5,794	CNH	37,949	51	0
	06/2021		815	IDR	11,870,765	4	0
	06/2021		2,350	MXN	49,002	59	0
	06/2021		576	RUB	42,831	0	(10)
	06/2021		186	TRY	1,361	0	(24)
	06/2021		6,435	ZAR	98,278	302	0
	07/2021		41	TRY	350	0	(1)
	10/2021	PEN	410		$111	3	0
	12/2021		384		104	2	0
	12/2021		$1,223	INR	94,145	10	0
IND	05/2021		161	TRY	1,346	0	(1)
JPM	05/2021	TRY	3,931		$475	0	0
	05/2021		$2,248	EUR	1,888	22	0
	05/2021		2,379	MXN	51,064	137	0
	05/2021		3,082	TRY	23,157	0	(297)
	06/2021	INR	61,626		$836	10	0
	06/2021		$2,132	CLP	1,526,610	15	0

Schedule of Investments PIMCO Corporate and Income Opportunity Fund (Cont.)	April 30, 2021 (Unaudited)

		06/2021		5,601	GBP	4,026	0			(41)
		06/2021		0	IDR	131	0			0
		06/2021		1,173	TRY	9,906	0			(6)
		06/2021		1,852	ZAR	28,310	88			0
		07/2021		287	TRY	2,406	0			(5)
		12/2021		817	INR	61,626	0			(10)
MYI		05/2021		4,626	NOK	39,127	74			0
		06/2021		4,368	CNH	28,692	51			0
		07/2021		594	RUB	45,521	5			0
RYL		05/2021		594	MXN	12,766	35			0
		05/2021		13	TRY	98	0			(2)
		06/2021		512	MXN	10,362	0			(2)
SCX		05/2021	EUR	149,863		$176,235	0			(3,938)
		05/2021	GBP	80,019		110,098	0			(413)
		05/2021		$1,491	GBP	1,085	8			0
		05/2021		618	TRY	4,552	0			(71)
		06/2021	EUR	153,556		$184,954	237			0
		06/2021	INR	46,139		628	9			0
		06/2021	PEN	4,337		1,170	24			0
		06/2021		$9,126	IDR	132,870,604	36			0
		06/2021		11,480	INR	856,193	1			0
		12/2021	PEN	237		$64	1			0
		12/2021		$614	INR	46,139	0			(9)
SOG		07/2021		680	RUB	52,836	15			0
SSB		05/2021		86	TRY	640	0			(8)
TOR		05/2021	BRL	90,532		$16,596	0			(70)
		05/2021		$16,754	BRL	90,532	0			(88)
		06/2021		16,562		90,532	59			0
UAG		05/2021		5,111	RUB	381,465	0			(49)
		05/2021		681	TRY	5,020	0			(77)
		06/2021		1,170	RUB	87,466	0			(14)
		06/2021		88	TRY	684	0			(7)
		06/2021		8,085	ZAR	123,684	394			0
		07/2021		1,952	RUB	149,680	17			0

Total Forward Foreign Currency Contracts							$4,681		$(7,686)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at April 30, 2021(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2024	1.706%	$1,800	$(352)	$309	$0	$(43)
BRC	Springleaf Finance Corp.	5.000	Quarterly	12/20/2021	0.449	2,700	(40)	135	95	0
	Ukraine Government International Bond	5.000	Quarterly	12/20/2022	3.528	16,900	1,036	(538)	498	0
GST	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	1.706	2,400	(476)	418	0	(58)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.436	100	(4)	4	0	0
HUS	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	1.706	3,000	(623)	551	0	(72)
JPM	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	0.641	6,570	620	(253)	367	0

							$161	$626	$960	$(173)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
									Swap Agreements, at Value(4)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index		0.110%	Monthly	05/25/2046	$30,909	$(6,498)	$5,523	$0	$(975)
GST	ABX.HE.AA.6-1 Index		0.320	Monthly	07/25/2045	14,110	(670)	(242)	0	(912)
	ABX.HE.AAA.6-2 Index		0.110	Monthly	05/25/2046	2,615	(549)	467	0	(82)
MEI	ABX.HE.AAA.6-2 Index		0.110	Monthly	05/25/2046	36,027	(7,476)	6,339	0	(1,137)
MYC	ABX.HE.AAA.6-2 Index		0.110	Monthly	05/25/2046	39,221	(5,001)	3,764	0	(1,237)

							$(20,194)	$15,851	$0	$(4,343)

Total Swap Agreements							$(20,033)	$16,477	$960	$(4,516)

(r)

Securities with an aggregate market value of $19,644 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of April 30, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Corporate and Income Opportunity Fund (Cont.)	April 30, 2021 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 04/30/2021

Investments in Securities, at Value
Loan Participations and Assignments	$12,095	$414,807	$88,446	$515,348
Corporate Bonds & Notes
Banking & Finance	0	369,919	0	369,919
Industrials	0	925,451	27,769	953,220
Utilities	0	115,086	0	115,086
Convertible Bonds & Notes
Industrials	0	6,225	0	6,225
Utilities	0	20	0	20
Municipal Bonds & Notes
Illinois	0	19,633	0	19,633
Iowa	0	425	0	425
Puerto Rico	0	6,340	0	6,340
Virginia	0	1,404	0	1,404
West Virginia	0	8,485	0	8,485
U.S. Government Agencies	0	32,737	8,569	41,306
Non-Agency Mortgage-Backed Securities	0	187,042	0	187,042
Asset-Backed Securities	0	195,857	20,343	216,200
Sovereign Issues	0	86,025	0	86,025
Common Stocks
Communication Services	8,196	0	3,678	11,874
Energy	22	0	0	22
Financials	0	0	3,121	3,121
Industrials	26	0	17,151	17,177
Rights
Information Technology	0	0	22,302	22,302
Warrants
Industrials	0	0	2,029	2,029
Preferred Securities
Banking & Finance	0	38,354	0	38,354
Industrials	0	1,279	48,709	49,988
Real Estate Investment Trusts
Real Estate	33,740	0	0	33,740
Short-Term Instruments
Repurchase Agreements	0	121,087	0	121,087
Short-Term Notes	876	7,400	0	8,276
Argentina Treasury Bills	0	504	0	504
U.S. Treasury Bills	0	32,015	0	32,015
U.S. Treasury Cash Management Bills	0	6,920	0	6,920

Total Investments	$54,955	$2,577,015	$242,117	$2,874,087

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,831	0	1,831
Over the counter	0	5,641	0	5,641

$0	$7,472	$0	$7,472
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(593)	0	(593)
Over the counter	0	(12,202)	0	(12,202)

$0	$(12,795)	$0	$(12,795)

Total Financial Derivative Instruments	$0	$(5,323)	$0	$(5,323)

Totals	$54,955	$2,571,692	$242,117	$2,868,764

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended April 30, 2021:
Category and Subcategory	Beginning Balance at 07/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 04/30/2021 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$45,887	$91,574	$(50,128)	$67	$(17,598)	$13,079	$5,597	$(32)	$88,446	$(195)
Corporate Bonds & Notes
Industrials	0	23,361	(110)	13	0	4,505	0	0	27,769	4,505

Schedule of Investments PIMCO Corporate and Income Opportunity Fund (Cont.)	April 30, 2021 (Unaudited)

U.S. Government Agencies	8,599	0	(130)	24	43	33	0	0	8,569	25
Non-Agency Mortgage-Backed Securities	4,804	0	0	31	0	785	0	(5,620)	0	0
Asset-Backed Securities	43,762	0	(22,978)	0	(4,750)	2,241	2,068	0	20,343	(3,229)
Common Stocks
Communication Services	7	4,276	0	0	0	(605)	0	0	3,678	(605)
Financials	0	2,812	0	0	0	309	0	0	3,121	309
Industrials	338	5,472	0	0	0	11,341	0	0	17,151	11,340
Real Estate	5,369	0	(3,622)	0	0	(1,747)	0	0	0	0
Rights
Information Technology	0	9,795	0	0	0	12,507	0	0	22,302	12,507
Warrants
Industrials	0	0	0	0	0	2,029	0	0	2,029	2,029
Preferred Securities
Industrials	25,801	0	(8,181)	0	0	31,089	0	0	48,709	31,089

Totals	$134,567	$137,290	$(85,149)	$135	$(22,305)	$75,566	$7,665	$(5,652)	$242,117	$57,775

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
								(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 04/30/2021	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$32,000	Market Based Approach			Recovery Value			100.000	—
		3,682	Other Valuation Techniques(2)			—			—	—
		11,410	Reference Instrument			Yield			6.086	—
		41,354	Third Party Vendor			Broker Quote			61.000 - 100.750	97.587
Corporate Bonds & Notes
Industrials		27,734	Indicative Market Quotation			Broker Quote			$60.500	—
		35	Other Valuation Techniques(2)			—			—	—
U.S. Government Agencies		8,569	Proxy Pricing			Base Price			61.460	—
Asset-Backed Securities		20,343	Proxy Pricing			Base Price			16.500 - 100,000.000	54,979.167
Common Stocks
Communication Services		3,678	Reference Instrument			Liquidity Discount			10.000	—
Financials		3,121	Other Valuation Techniques(2)			—			—	—
Industrials		16,251	Discounted Cash Flow			Discount Rate			14.000	—
		900	Other Valuation Techniques(2)			—			—	—
Rights
Information Technology		22,302	Market Comparable Valuation			EBITDA			4.250x	—
Warrants
Industrials		2,029	Other Valuation Techniques(2)			—			—	—
Preferred Securities
Industrials		48,709	Market Comparable Valuation			EBITDA			15.000x/12.200x/10.000x	—

Total		$242,117

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at April 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund, by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain indicative market quotations directly from the broker-dealer or passed-through Broker Quotes from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Manager’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the Manager’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market based valuation estimates fair value by projecting the company’s market value, which may include unobservable inputs such as estimated recovery on assets. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of April 30, 2021, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC
BOS	BofA Securities, Inc.	FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International Inc.
BRC	Barclays Bank PLC	FOB	Credit Suisse Securities (USA) LLC	RYL	NatWest Markets Plc
BYR	The Bank of Nova Scotia - Toronto	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	GST	Goldman Sachs International	SOG	Societe Generale Paris
CDC	Natixis Securities Americas LLC	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
CEW	Canadian Imperial Bank of Commerce	IND	Crédit Agricole Corporate and Investment Bank S.A.	TDM	TD Securities (USA) LLC
CIB	Canadian Imperial Bank of Commerce	JML	JP Morgan Securities Plc	TOR	The Toronto-Dominion Bank
CIW	CIBC World Markets Corp.	JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford
CSG	Credit Suisse AG Cayman	MEI	Merrill Lynch International	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	PEN	Peruvian New Sol
AUD	Australian Dollar	GBP	British Pound	RUB	Russian Ruble
BRL	Brazilian Real	IDR	Indonesian Rupiah	SEK	Swedish Krona
CAD	Canadian Dollar	INR	Indian Rupee	TRY	Turkish New Lira
CHF	Swiss Franc	MXN	Mexican Peso	USD (or $)	United States Dollar
CLP	Chilean Peso	NOK	Norwegian Krone	ZAR	South African Rand
CNH	Chinese Renminbi (Offshore)

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.HY	Credit Derivatives Index - High Yield	PRIME	Daily US Prime Rate
BADLARPP	Argentina Badlar Floating Rate Notes	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
BP0003M	3 Month GBP-LIBOR	LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
BABs	Build America Bonds	DAC	Designated Activity Company	TBA	To-Be-Announced
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"